Regulatory Matters (Details 2) (Texas Department of Insurance, USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
National Lloyds Insurance Company
Insurance
Capital and surplus	$ 104,599		$ 98,602	$ 94,558
Statutory net income (loss):	5,986	3,391	3,583	(3,858)	(133)
American Summit Insurance Company
Insurance
Capital and surplus	27,687		26,452	25,761
Statutory net income (loss):	$ 1,131	$ 251	$ 521	$ 972	$ (541)